Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	107.33
Maximum Aggregate Offering Price	$ 1,287,960,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 197,186.68
Offering Note	1a. This registration statement on Form S-8 covers an aggregate of 12,000,000 shares of common stock, par value $0.01 (Common Stock), of Encompass Health Corporation (the Registrant) that are available for issuance pursuant to the Registrants 2025 Omnibus Performance Incentive Plan (the Plan). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this registration statement also covers any additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends or similar transactions pursuant to the anti-dilution provisions of the Plan. 1b. Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for the shares have been calculated solely for the purpose of computing the registration fee on the basis of the average of the high and low prices of the Common Stock of the Registrant as reported by the New York Stock Exchange on July 25, 2025.